Financial risk management objectives and policies - Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	£ 2,638	£ 2,218	£ 2,492
Borrowings due within one year	(584)	(946)
Borrowings	(3,744)	(3,775)
Cash and cash equivalents less borrowings	(1,690)	(2,503)
Equity	3,734	3,833	£ 4,160	£ 4,068
Capital	£ 2,044	£ 1,330